Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Parties

25. RELATED PARTIES

The former corporate secretary of the Company is a partner in a firm that provides legal services to the Company. During year ended December 31, 2020, the Company incurred legal services from this firm of $50 (2019 – $74). As at December 31, 2020, the Company had an outstanding payable balance due to this firm of $8 (as at December 31, 2019 – $nil).